June 13, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



     Re:  Van Kampen American Capital Equity Income Fund --
          Rule 497(j) Filing (File No. 333-18685)



Ladies and Gentleman:

     Van Kampen American Capital Equity Income Fund (the
"Registrant"), filed via EDGAR on February 3, 1997, a copy of Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-14 (the "Registration Statement").

     In accordance with the provisions of Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), this letter serves to certify that the prospectus and statement of additional information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

     Should the staff have any questions regarding the foregoing, please contact me at (630) 684-6774.



                                    Very truly yours,



                                    /s/ Nicholas Dalmaso
                                    ----------------------------
                                    Nicholas Dalmaso
                                    Assistant Secretary